PIONEER VARIABLE CONTRACTS TRUST

Pioneer Bond VCT Portfolio — Class I and II Shares

Schedule of Investments

September 30, 2021

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 120.1%
		COMMON STOCK - 0.0%† of Net Assets
		Auto Components - 0.0%†
89		Lear Corp.	$13,927
		Total Auto Components	$13,927
		TOTAL COMMON STOCK
		(Cost $10,396)	$13,927
		CONVERTIBLE PREFERRED STOCK - 1.4% of Net Assets
		Banks - 1.4%
1,667	(a)	Wells Fargo & Co., 7.5%	$2,470,494
		Total Banks	$2,470,494
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $2,324,754)	$2,470,494
Principal Amount USD ($)
		ASSET BACKED SECURITIES - 7.6% of Net Assets
500,000		American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	$521,121
100,000		Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	102,126
200,000		Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	203,302
250,000	(b)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 1.935% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	249,845
250,000	(b)	ASSURANT CLO, Ltd., Series 2019-5A, Class D, 4.326% (3 Month USD LIBOR + 420 bps), 1/15/33 (144A)	251,133
250,000	(b)	Battalion CLO XV, Ltd., Series 2020-15A, Class D, 3.384% (3 Month USD LIBOR + 325 bps), 1/17/33 (144A)	250,407
250,000	(b)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.146% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	248,894
247,396		Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	247,521
250,000	(b)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.126% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	250,602
380,238		CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	384,276
295,901		Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	301,761
100,000		CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	100,870
291,413		CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	288,763
100,000		DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	101,480
295,500		Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	317,311
70,000		Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	71,293
50,000		Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	51,827
21,556	(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	21,934
34,652		FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	35,039
293,676		Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	317,872
237,986		Finance of America Structured Securities Trust, Series 2021-JR1, Class JR2, 0.0%, 4/25/51 (144A)	237,708
400,000		Finance of America Structured Securities Trust, Series 2021-S2, 1.25%, 9/25/71	396,375
250,000		Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	265,731
250,000		Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	257,251
250,000	(b)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 3.984% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	250,978
125,000	(b)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 1.9% (1 Month USD LIBOR + 180 bps), 9/19/26 (144A)	124,806
200,000		HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	203,699
89,449		Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	89,137
18,515		Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	7,917
99,986	(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.334% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	100,116
217,124		JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	242,689
14,783		JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	15,442
250,000	(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.376% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	250,123
150,000		Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	152,425
100,000		Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	100,285
350,000	(b)	MF1, Ltd., Series 2021-FL7, Class D, 2.645% (1 Month USD LIBOR + 255 bps), 10/18/36 (144A)	349,999
479,277	(d)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	506,994
100,265		Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	104,542
101,392		MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	106,469
200,000		Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	202,836
74,445	(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.086% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	74,095
300,000		NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	303,229
100,000		NMEF Funding LLC, Series 2019-A, Class C, 3.3%, 8/17/26 (144A)	101,934
100,000		NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	99,654
300,000		Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	304,374
300,000		Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	302,557
200,000		SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	208,348
145,477		Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	145,288

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		ASSET BACKED SECURITIES - (continued)
250,000	(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.236% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	$250,678
250,000	(b)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 3.775% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	250,366
244,593		SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	246,589
250,000	(b)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.284% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	250,453
250,000	(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.384%, 11/25/60 (144A)	257,929
225,000	(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.083%, 4/25/56 (144A)	239,857
300,000	(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.826%, 7/25/56 (144A)	324,134
640,000	(d)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	672,317
350,000	(d)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	369,415
600,000	(d)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	622,148
2,249	(d)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	2,236
100,000		Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	99,888
308,918		Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	321,180
180,000		Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	178,368
26,346		US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	26,449
111,328		Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	114,373
63,460		Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	63,931
5,120		WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	5,118
		TOTAL ASSET BACKED SECURITIES
		(Cost $13,809,082)	$14,117,807
		COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7% of Net Assets
206,591	(d)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$205,862
100,000		American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	105,696
100,000	(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	101,078
230,000	(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	232,718
43,595	(b)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 0.626% (1 Month USD LIBOR + 54 bps), 8/25/35	43,808
67,206	(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.686% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	67,248
275,589	(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.936% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	276,401
180,000	(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.836% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	180,449
150,000	(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.836% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	150,000
150,000	(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.786% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	150,761
190,000	(b)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.786% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	199,465
150,000	(b)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.936% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	161,154
210,000	(b)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.686% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	212,262
340,000	(b)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.2% (SOFR30A + 315 bps), 9/25/31 (144A)	340,895
350,000	(d)	Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/61 (144A)	343,287
100,000	(d)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	102,687
100,000	(d)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	99,612
200,000		Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	203,119
100,000		Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	103,371
300,000	(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	300,277
250,000	(d)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	260,612
180,000	(d)	CIM Trust, Series 2020-R2, Class M3, 3.0%, 10/25/59 (144A)	180,457
246,489	(d)	CIM Trust, Series 2021-J1, Class B1, 2.67%, 3/25/51 (144A)	243,270
296,475	(d)	CIM Trust, Series 2021-J2, Class B1, 2.681%, 4/25/51 (144A)	292,601
400,000	(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	410,410
99,380	(d)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.709%, 5/25/51 (144A)	99,383
332,704	(d)	Citigroup Mortgage Loan Trust, Series 2021-J1, Class A4A, 2.5%, 4/25/51 (144A)	332,959
136,837	(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.536% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	137,612
35,376	(b)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.236% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	35,588
95,852	(b)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.186% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	96,141
131,997	(b)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.186% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	132,650
83,448	(b)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.086% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	83,826
200,000	(d)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	210,077
150,000	(d)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	159,325
65,384	(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.786% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	65,449
228,595	(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.886% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	228,995

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
150,000	(b)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.586% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	$151,513
230,000	(b)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.686% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	235,796
19,862		Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.5%, 3/15/35	22,915
249,755	(b)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.466% (1 Month USD LIBOR + 655 bps), 8/15/42	52,028
2,142		Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	2,247
550,000		Federal National Mortgage Association REMICS, Series 2013-61, Class BY, 3.0%, 6/25/43	579,815
488,357	(d)	Flagstar Mortgage Trust, Series 2021-3INV, Class A16, 2.5%, 6/25/51 (144A)	492,379
490,156	(d)	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.5%, 8/25/51 (144A)	496,341
280,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.186% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	292,522
280,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.086% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	297,586
43,003	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.836% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	43,383
150,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.85% (SOFR30A + 480 bps), 10/25/50 (144A)	160,165
205,256	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.85% (SOFR30A + 280 bps), 10/25/50 (144A)	207,773
110,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.7% (SOFR30A + 565 bps), 12/25/50 (144A)	119,322
130,000	(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.336% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	136,512
110,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.7% (SOFR30A + 265 bps), 1/25/51 (144A)	110,526
245,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.8% (SOFR30A + 475 bps), 1/25/51 (144A)	250,492
225,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.1% (SOFR30A + 305 bps), 1/25/34 (144A)	229,793
140,000	(b)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.05% (SOFR30A + 500 bps), 8/25/33 (144A)	144,275
310,000	(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.386% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	314,170
320,000	(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 3.536% (1 Month USD LIBOR + 345 bps), 10/25/29	331,671
160,000	(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.45% (SOFR30A + 740 bps), 11/25/50 (144A)	190,143
130,626	(d)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	132,922
10,930		Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	11,256
3,319		Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	3,372
646,501	(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	86,414
610,572	(b)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.263% (1 Month USD LIBOR + 335 bps), 1/20/50	46,726
150,000		GS Mortgage Securities Corp. Trust, Series 2021-IP, Class D, 0.0%, 10/15/36 (144A)	150,000
617,674	(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class A4, 2.5%, 9/25/51	618,518
184,197	(d)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	186,297
541,048	(d)	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A2, 2.5%, 1/25/52 (144A)	546,873
68,968	(b)	Home Re, Ltd., Series 2019-1, Class M1, 1.736% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,968
150,000	(b)	Home Re, Ltd., Series 2020-1, Class M1C, 4.236% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	152,873
150,000	(b)	Home Re, Ltd., Series 2020-1, Class M2, 5.336% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	155,857
185,000	(d)	Home Re, Ltd., Series 2021-1, Class M2, 2.936%, 7/25/33 (144A)	181,392
130,000	(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	132,960
100,000	(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	103,458
100,000	(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	99,435
100,000	(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	99,425
450,000		IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.4%, 8/18/43 (144A)	469,687
237,310	(d)	JP Morgan Mortgage Trust, Series 2021-6, Class A15, 2.5%, 10/25/51 (144A)	237,634
533,709	(d)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.5%, 11/25/51 (144A)	540,416
297,743	(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.817%, 11/25/51 (144A)	297,741
394,812	(d)	JP Morgan Mortgage Trust, Series 2021-10, Class A15, 2.5%, 12/25/51 (144A)	395,352
398,479	(d)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.827%, 12/25/51 (144A)	400,289
396,409	(d)	JP Morgan Mortgage Trust, Series 2021-11, Class A3, 2.5%, 1/25/52 (144A)	401,391
400,000	(d)	JP Morgan Mortgage Trust, Series 2021-12, Class A3, 2.5%, 2/25/52 (144A)	403,719
492,246	(d)	JP Morgan Mortgage Trust, Series 2021-INV2, Class A2, 2.5%, 12/25/51 (144A)	499,130
198,542	(d)	JP Morgan Mortgage Trust, Series 2021-INV4, Class A2A, 2.5%, 1/25/52 (144A)	200,844
347,449	(d)	JP Morgan Mortgage Trust, Series 2021-INV4, Class A5A, 2.5%, 1/25/52 (144A)	349,534
248,073	(d)	JP Mortgage Trust, Series 2021-INV1, Class B1, 3.011%, 10/25/51 (144A)	253,937
198,459	(d)	JP Mortgage Trust, Series 2021-INV1, Class B2, 3.011%, 10/25/51 (144A)	200,823
66,759	(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate + -125 bps), 12/23/36 (144A)	69,095
20,158	(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	20,838

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
224,930	(b)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 2.586% (1 Month USD LIBOR + 250 bps), 4/1/24 (144A)	$224,298
177,636	(d)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	178,798
630,712	(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	651,945
400,000	(d)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	414,982
139,436	(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	140,457
130,232	(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	134,916
150,000	(b)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.686% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	152,420
150,000	(b)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.336% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	157,297
337,511	(d)	OBX Trust, Series 2021-J1, Class A19, 2.5%, 5/25/51 (144A)	338,310
346,362	(d)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.482%, 4/25/51 (144A)	339,177
200,000		Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 0.0%, 9/25/51 (144A)	199,680
7,458	(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.486% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	7,459
197,944	(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.036% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	198,717
370,000	(b)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.836% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	368,413
710,515	(d)	Rate Mortgage Trust, Series 2021-J1, Class A1, 2.5%, 7/25/51 (144A)	718,592
398,332	(d)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.567%, 6/25/51 (144A)	393,014
390,962	(d)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.5%, 7/25/51 (144A)	390,900
450,000	(d)	RCKT Mortgage Trust, Series 2021-4, Class A21, 2.5%, 9/25/51 (144A)	449,684
138,852	(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	138,370
250,000	(d)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	247,261
44,602	(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	45,346
148,175	(d)	Sequoia Mortgage Trust, Series 2021-2, Class B1, 2.558%, 4/25/51 (144A)	148,161
380,000	(b)	STACR Trust, Series 2018-HRP2, Class B1, 4.286% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	403,067
80,000	(b)	STACR Trust, Series 2018-HRP2, Class M3, 2.486% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	81,458
550,000	(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	586,392
394,294	(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	401,945
150,000	(b)	Triangle Re, Ltd., Series 2020-1, Class M1C, 4.586% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	152,070
150,000	(b)	Triangle Re, Ltd., Series 2020-1, Class M2, 5.686% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	155,258
480,000	(b)	Triangle Re, Ltd., Series 2021-1, Class M1C, 3.486% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	481,105
494,389	(d)	UWM Mortgage Trust, Series 2021-INV1, Class A3, 2.5%, 8/25/51 (144A)	501,245
400,000	(d)	UWM Mortgage Trust, Series 2021-INV2, Class A3, 2.5%, 9/25/51 (144A)	404,719
297,311	(d)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	303,044
610,000	(d)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	621,023
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $28,972,282)	$29,057,571
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6% of Net Assets
410,000		BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	$448,230
176,089	(c)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	-
250,000	(b)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.3% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	250,237
125,000		Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	140,610
250,000		Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	278,592
200,000	(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.389%, 9/15/48 (144A)	206,747
150,000		Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39%, 7/15/54	152,862
184,319	(b)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.334% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	184,261
300,000	(b)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.5% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	300,376
400,000		BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	427,165
500,000	(d)	BX Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	516,680
140,000		CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	150,223
148,913	(b)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.134% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	147,417
250,000	(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	268,565
250,000	(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	268,388
125,000	(d)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.727%, 9/10/58	136,023
250,000		Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	212,416
150,000		Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471%, 10/12/50	164,052
100,000	(d)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	110,414
300,000		Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/36 (144A)	320,784
500,000		Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	524,036
245,748	(b)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.184% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	246,142
241,251		COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	244,619
238,711		COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	250,542
150,000		COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	157,188

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
175,000	(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	$185,995
183,764		COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	194,976
250,000	(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.234% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	250,400
90,000	(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	99,318
150,000	(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.2%, 7/25/27 (144A)	157,921
100,000	(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.526%, 2/25/52 (144A)	110,743
123,713	(b)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.383% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	124,316
167,377	(d)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	175,944
724,188	(d)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.659%, 10/16/58	34,288
200,000		GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	214,161
323,000		ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	366,348
450,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	475,877
200,000	(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	203,612
250,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	263,709
150,000	(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	155,178
200,000		JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	215,689
100,000	(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.199%, 12/15/49 (144A)	89,149
250,000		JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	283,763
1,600,000	(d)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.192%, 6/15/51	14,672
225,000		Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	235,927
60,000	(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.278%, 3/15/48	59,515
250,000	(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	279,368
105,361	(b)	Multifamily Connecticut Avenue Securities Trust, Series 2019-1, Class M7, 1.786% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	105,330
150,000		Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	139,988
550,000		SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	532,555
260,000		Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	282,670
236,575		Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	252,470
200,000		Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	208,897
450,000	(d)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	505,948
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $12,092,721)	$12,325,296
		CORPORATE BONDS - 29.5% of Net Assets
		Advertising - 0.4%
407,000		Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$478,961
255,000		Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	263,861
		Total Advertising	$742,822
		Aerospace/Defense - 1.3%
774,000		Boeing Co., 3.75%, 2/1/50	$784,071
480,000		Boeing Co., 3.9%, 5/1/49	492,982
238,000		Howmet Aerospace, Inc., 3.0%, 1/15/29	239,488
270,000		Raytheon Technologies Corp., 4.125%, 11/16/28	307,052
660,000		Teledyne Technologies, Inc., 2.25%, 4/1/28	671,630
		Total Aerospace/Defense	$2,495,223
		Airlines - 0.9%
20,000		Air Canada, 3.875%, 8/15/26 (144A)	$20,169
224,296		Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	228,678
364,958		Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	406,249
55,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	57,819
50,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	53,877
150,105		British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	150,514
152,489		British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	154,437
49,592		British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	53,433
66,361		British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	77,897
85,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	94,767
152,124		JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	152,653
59,004		JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32	64,118
90,622		United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	95,954
50,000		United Airlines, Inc., 4.375%, 4/15/26 (144A)	51,313
50,000		United Airlines, Inc., 4.625%, 4/15/29 (144A)	51,673
		Total Airlines	$1,713,551
		Apparel - 0.1%
95,000		Wolverine World Wide, Inc., 4.0%, 8/15/29 (144A)	$95,950
		Total Apparel	$95,950
		Auto Manufacturers - 0.6%
200,000		Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$201,250
225,000		Ford Motor Credit Co. LLC, 5.584%, 3/18/24	241,839
216,000		General Motors Co., 6.6%, 4/1/36	289,553

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Auto Manufacturers - (continued)
353,000		General Motors Financial Co., Inc., 4.0%, 1/15/25	$382,044
		Total Auto Manufacturers	$1,114,686
		Auto Parts & Equipment - 0.1%
105,000		Dana, Inc., 4.25%, 9/1/30	$107,987
110,000		Lear Corp., 3.5%, 5/30/30	117,945
		Total Auto Parts & Equipment	$225,932
		Banks - 4.2%
535,000	(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$573,561
200,000		Banco do Brasil SA, 3.25%, 9/30/26 (144A)	199,900
318,000		Banco Santander Chile, 2.7%, 1/10/25 (144A)	330,736
200,000	(d)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	198,978
663,000	(d)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	691,470
255,000	(d)	BNP Paribas SA, 2.159% (SOFRRATE + 122 bps), 9/15/29 (144A)	253,065
200,000		BPCE SA, 4.875%, 4/1/26 (144A)	225,407
400,000	(a)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	415,500
410,000		Danske Bank AS, 5.375%, 1/12/24 (144A)	449,924
286,000	(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	305,353
215,000	(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	243,159
150,000		HSBC Bank Plc, 7.65%, 5/1/25	179,465
355,000	(d)	HSBC Holdings Plc, 2.206% (SOFRRATE + 129 bps), 8/17/29	351,791
400,000		Lloyds Banking Group Plc, 4.65%, 3/24/26	449,482
335,000	(d)	Macquarie Group, Ltd., 2.691% (SOFRRATE + 144 bps), 6/23/32 (144A)	334,106
200,000	(a)(d)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	196,750
200,000	(a)(d)	Societe Generale SA, 4.75% (5 Year CMT Index + 393 bps) (144A)	204,376
200,000	(a)(d)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	214,126
400,000		Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	420,707
250,000		UBS AG, 7.625%, 8/17/22	264,878
400,000	(a)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	436,384
700,000	(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	711,458
200,000	(d)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	242,266
		Total Banks	$7,892,842
		Beverages - 0.6%
800,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$1,079,265
		Total Beverages	$1,079,265
		Biotechnology - 0.1%
200,000		Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$204,190
70,000		HCRX Investments Holdco LP, 4.5%, 8/1/29 (144A)	70,350
		Total Biotechnology	$274,540
		Building Materials - 0.3%
145,000		Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$148,085
174,000		Carrier Global Corp., 2.722%, 2/15/30	179,832
20,000		PGT Innovations, Inc., 4.375%, 10/1/29 (144A)	20,150
125,000		Standard Industries, Inc., 4.375%, 7/15/30 (144A)	127,500
10,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,500
		Total Building Materials	$486,067
		Chemicals - 0.4%
75,000		Ingevity Corp., 3.875%, 11/1/28 (144A)	$74,812
103,000		NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	108,411
341,000		Olin Corp., 5.0%, 2/1/30	360,608
35,000		Olin Corp., 5.625%, 8/1/29	38,478
200,000		Tronox, Inc., 4.625%, 3/15/29 (144A)	199,000
		Total Chemicals	$781,309
		Commercial Services - 0.7%
123,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$130,046
115,000		CoreLogic, Inc., 4.5%, 5/1/28 (144A)	114,281
150,000		Element Fleet Management Corp., 1.6%, 4/6/24 (144A)	152,138
165,000		Garda World Security Corp., 4.625%, 2/15/27 (144A)	165,000
55,000		HealthEquity, Inc., 4.5%, 10/1/29 (144A)	55,971
335,000		Moody's Corp., 2.75%, 8/19/41	324,424
180,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	186,080
200,000		Sotheby's, 7.375%, 10/15/27 (144A)	211,500
		Total Commercial Services	$1,339,440
		Cosmetics/Personal Care - 0.1%
120,000		Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$126,736
		Total Cosmetics/Personal Care	$126,736
		Diversified Financial Services - 1.3%
265,000		Air Lease Corp., 2.1%, 9/1/28	$257,812
215,000		Air Lease Corp., 3.125%, 12/1/30	220,022
315,000		Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	337,050
30,000		Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	31,835
225,000		B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	220,444
450,000		GE Capital Funding LLC, 4.55%, 5/15/32	532,775
65,000		Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	65,898
15,000		Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	15,656
140,000		OneMain Finance Corp., 3.5%, 1/15/27	139,667
404,000		OneMain Finance Corp., 4.0%, 9/15/30	401,980

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	Diversified Financial Services - (continued)
188,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	$182,530
	Total Diversified Financial Services	$2,405,669
	Electric - 2.3%
274,050	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$275,420
280,000	AES Corp., 2.45%, 1/15/31	275,833
100,000	AES Corp., 3.95%, 7/15/30 (144A)	109,962
699,000	Calpine Corp., 3.75%, 3/1/31 (144A)	672,787
35,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	34,956
290,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	294,073
255,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	251,175
40,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	41,700
255,000	Puget Energy, Inc., 2.379%, 6/15/28 (144A)	254,831
240,000	Puget Energy, Inc., 4.1%, 6/15/30	264,004
7,143	San Diego Gas & Electric Co., 1.914%, 2/1/22	7,158
400,000	San Diego Gas & Electric Co., 2.95%, 8/15/51	395,337
335,000	Sempra Energy, 3.4%, 2/1/28	361,021
19,643	Southern California Edison Co., 1.845%, 2/1/22	19,703
121,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	112,227
130,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	121,875
470,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	495,428
200,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	200,500
150,000	Xcel Energy, Inc., 3.4%, 6/1/30	163,308
	Total Electric	$4,351,298
	Electronics - 0.2%
225,000	Amphenol Corp., 2.2%, 9/15/31	$222,855
70,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	72,100
	Total Electronics	$294,955
	Energy-Alternate Sources - 0.0%†
42,142	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$49,443
	Total Energy-Alternate Sources	$49,443
	Engineering & Construction - 0.1%
152,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	$152,904
105,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	106,050
	Total Engineering & Construction	$258,954
	Entertainment - 0.2%
35,000	Boyne USA, Inc., 4.75%, 5/15/29 (144A)	$36,138
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	407,863
	Total Entertainment	$444,001
	Environmental Control - 0.0%†
72,000	Covanta Holding Corp., 6.0%, 1/1/27	$74,637
	Total Environmental Control	$74,637
	Food - 0.5%
75,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$80,812
150,000	Kellogg Co., 2.1%, 6/1/30	148,417
235,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	226,998
60,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	63,795
45,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	45,338
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	213,618
200,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	201,095
21,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	24,093
	Total Food	$1,004,166
	Forest Products & Paper - 0.0%†
80,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$82,200
	Total Forest Products & Paper	$82,200
	Gas - 0.2%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$117,049
178,994	Nakilat, Inc., 6.267%, 12/31/33 (144A)	222,400
	Total Gas	$339,449
	Hand/Machine Tools - 0.1%
125,000	Kennametal, Inc., 2.8%, 3/1/31	$126,025
	Total Hand/Machine Tools	$126,025
	Healthcare-Products - 0.6%
390,000	Boston Scientific Corp., 2.65%, 6/1/30	$402,047
225,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	257,623
500,000	Smith & Nephew Plc, 2.032%, 10/14/30	487,198
	Total Healthcare-Products	$1,146,868
	Healthcare-Services - 0.7%
164,000	Anthem, Inc., 3.65%, 12/1/27	$182,086
41,000	Anthem, Inc., 4.101%, 3/1/28	46,377
525,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	508,825
130,000	Humana, Inc., 3.95%, 3/15/27	144,969
250,000	Laboratory Corp. of America Holdings, 2.7%, 6/1/31	255,246

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Healthcare-Services - (continued)
70,000		ModivCare Escrow Issuer, Inc., 5.0%, 10/1/29 (144A)	$72,559
		Total Healthcare-Services	$1,210,062
		Insurance - 1.4%
90,000		AXA SA, 8.6%, 12/15/30	$135,163
100,000	(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	123,788
340,000	(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	386,703
645,000		Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	993,463
475,000		Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	539,723
355,000	(d)	Nippon Life Insurance Co., 2.9% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	349,623
26,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	39,079
		Total Insurance	$2,567,542
		Iron/Steel - 0.1%
45,000		Allegheny Technologies, Inc., 4.875%, 10/1/29	$45,169
25,000		Allegheny Technologies, Inc., 5.125%, 10/1/31	25,192
75,000		Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	77,438
		Total Iron/Steel	$147,799
		Lodging - 0.6%
155,000		Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	$156,550
520,000		Marriott International, Inc., 3.5%, 10/15/32	551,781
100,000		Marriott International, Inc., 4.625%, 6/15/30	114,134
5,000		Marriott International, Inc., 5.75%, 5/1/25	5,716
220,000		Sands China, Ltd., 4.375%, 6/18/30	230,023
		Total Lodging	$1,058,204
		Machinery-Construction & Mining - 0.1%
205,000		Weir Group Plc, 2.2%, 5/13/26 (144A)	$206,948
		Total Machinery-Construction & Mining	$206,948
		Media - 0.3%
40,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	$40,709
275,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	287,325
200,000		CSC Holdings LLC, 4.625%, 12/1/30 (144A)	189,500
33,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	14,438
70,000		News Corp., 3.875%, 5/15/29 (144A)	71,925
		Total Media	$603,897
		Metal Fabricate/Hardware - 0.0%†
10,000		Roller Bearing Co. of America, Inc., 4.375%, 10/15/29 (144A)	$10,250
		Total Metal Fabricate/Hardware	$10,250
		Mining - 0.5%
220,000		Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$218,490
335,000		AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	343,703
290,000		FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	299,788
40,000		Novelis Corp., 3.25%, 11/15/26 (144A)	40,567
65,000		Novelis Corp., 3.875%, 8/15/31 (144A)	64,288
		Total Mining	$966,836
		Miscellaneous Manufacturers - 0.0%†
65,000		Hillenbrand, Inc., 3.75%, 3/1/31	$64,525
		Total Miscellaneous Manufacturers	$64,525
		Multi-National - 0.5%
370,000		Africa Finance Corp., 4.375%, 4/17/26 (144A)	$405,150
200,000		African Export-Import Bank, 3.994%, 9/21/29 (144A)	211,163
230,000		Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	252,554
		Total Multi-National	$868,867
		Oil & Gas - 1.6%
595,000		Cenovus Energy, Inc., 6.75%, 11/15/39	$808,140
55,000		EQT Corp., 3.125%, 5/15/26 (144A)	56,382
60,000		EQT Corp., 3.625%, 5/15/31 (144A)	62,520
60,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	61,650
640,000		Lundin Energy Finance BV, 3.1%, 7/15/31 (144A)	648,186
150,000		MEG Energy Corp., 7.125%, 2/1/27 (144A)	157,471
185,000		Petroleos Mexicanos, 5.35%, 2/12/28	182,760
120,000		Phillips 66, 2.15%, 12/15/30	116,938
90,000		Phillips 66, 3.85%, 4/9/25	98,058
375,000		Southwestern Energy Co., 5.375%, 3/15/30	404,835
312,000		Valero Energy Corp., 6.625%, 6/15/37	420,662
		Total Oil & Gas	$3,017,602
		Packaging & Containers - 0.1%
135,000		TriMas Corp., 4.125%, 4/15/29 (144A)	$138,038
		Total Packaging & Containers	$138,038
		Pharmaceuticals - 1.2%
60,000		AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$60,031
166,000		Bausch Health Americas, Inc., 9.25%, 4/1/26 (144A)	176,998
200,000		Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	221,008
21,127		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	23,073
73,293		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	86,498
42,670		CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	51,378
109,666		CVS Pass-Through Trust, 6.036%, 12/10/28	127,955

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		Pharmaceuticals - (continued)
98,538		CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	$128,129
200,000		Jazz Securities, DAC, 4.375%, 1/15/29 (144A)	207,260
110,000		Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29 (144A)	110,000
200,000		Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28 (144A)	204,000
447,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	428,561
200,000		Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	228,500
200,000		Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	218,750
		Total Pharmaceuticals	$2,272,141
		Pipelines - 2.4%
170,000		DCP Midstream Operating LP, 5.375%, 7/15/25	$187,850
100,000		DCP Midstream Operating LP, 5.6%, 4/1/44	116,500
40,000		Enable Midstream Partners LP, 4.15%, 9/15/29	43,317
479,000		Enable Midstream Partners LP, 4.95%, 5/15/28	537,661
224,000		Energy Transfer LP, 5.35%, 5/15/45	260,739
140,000		Energy Transfer LP, 6.0%, 6/15/48	177,299
340,000	(a)(d)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	354,025
20,000		EnLink Midstream LLC, 5.375%, 6/1/29	21,108
280,000		EnLink Midstream Partners LP, 5.45%, 6/1/47	270,155
134,000		EnLink Midstream Partners LP, 5.6%, 4/1/44	127,970
60,000		Hess Midstream Operations LP, 4.25%, 2/15/30 (144A)	60,783
145,000		Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	151,460
373,000		Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	400,601
340,000		MPLX LP, 4.25%, 12/1/27	382,412
230,000		NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	235,495
450,000		Phillips 66 Partners LP, 3.75%, 3/1/28	486,866
375,000		Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	430,915
40,000		Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	41,202
60,000		Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	62,550
89,000		Williams Cos., Inc., 7.75%, 6/15/31	123,726
		Total Pipelines	$4,472,634
		Real Estate - 0.1%
175,000		Kennedy-Wilson, Inc., 4.75%, 2/1/30	$178,063
		Total Real Estate	$178,063
		REITs - 2.4%
155,000		Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$145,645
25,000		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	27,810
130,000		Corporate Office Properties LP, 2.0%, 1/15/29	127,025
195,000		Corporate Office Properties LP, 2.75%, 4/15/31	196,755
190,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	192,850
160,000		Healthcare Realty Trust, Inc., 2.05%, 3/15/31	155,315
131,000		Healthcare Realty Trust, Inc., 2.4%, 3/15/30	131,317
333,000		Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	349,813
200,000		Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	220,851
63,000		Highwoods Realty LP, 2.6%, 2/1/31	63,324
290,000		Highwoods Realty LP, 3.625%, 1/15/23	298,488
105,000		Highwoods Realty LP, 4.125%, 3/15/28	116,869
193,000		Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	195,760
255,000		iStar, Inc., 4.25%, 8/1/25	264,876
110,000		iStar, Inc., 4.75%, 10/1/24	116,325
35,000		iStar, Inc., 5.5%, 2/15/26	36,575
285,000		Lexington Realty Trust, 2.375%, 10/1/31	275,998
165,000		Lexington Realty Trust, 2.7%, 9/15/30	166,797
125,000		MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	127,500
318,000		MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	341,214
235,000		SBA Tower Trust, 3.869%, 10/8/24 (144A)	245,452
120,000		Sun Communities Operating LP, 2.3%, 11/1/28	120,113
75,000		UDR, Inc., 2.95%, 9/1/26	79,586
180,000		UDR, Inc., 4.4%, 1/26/29	204,726
219,000		Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	231,395
		Total REITs	$4,432,379
		Retail - 0.4%
320,000		7-Eleven, Inc., 1.8%, 2/10/31 (144A)	$304,887
55,000		AutoNation, Inc., 1.95%, 8/1/28	54,184
55,000		AutoNation, Inc., 2.4%, 8/1/31	53,538
125,000		AutoNation, Inc., 4.75%, 6/1/30	145,596
85,000		Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	84,469
25,000		Gap, Inc., 3.625%, 10/1/29 (144A)	25,031
25,000		Gap, Inc., 3.875%, 10/1/31 (144A)	25,031
		Total Retail	$692,736
		Semiconductors - 0.5%
35,000		Broadcom, Inc., 3.137%, 11/15/35 (144A)	$34,835
475,000		Broadcom, Inc., 3.187%, 11/15/36 (144A)	472,838
123,000		Broadcom, Inc., 4.11%, 9/15/28	136,742
100,000		Broadcom, Inc., 4.3%, 11/15/32	111,927
130,000		Skyworks Solutions, Inc., 3.0%, 6/1/31	132,753
		Total Semiconductors	$889,095

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	Software - 0.4%
680,000	Broadridge Financial Solutions, Inc., 2.6%, 5/1/31	$689,447
	Total Software	$689,447
	Telecommunications - 0.5%
255,000	Altice France SA, 5.5%, 1/15/28 (144A)	$257,398
70,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	72,016
40,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	40,872
315,000	Motorola Solutions, Inc., 2.3%, 11/15/30	309,248
170,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	159,176
145,000	T-Mobile USA, Inc., 2.55%, 2/15/31	145,354
	Total Telecommunications	$984,064
	Trucking & Leasing - 0.3%
260,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 1.7%, 6/15/26 (144A)	$261,310
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	101,273
156,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	175,772
	Total Trucking & Leasing	$538,355
	Water - 0.1%
110,000	Essential Utilities, Inc., 3.566%, 5/1/29	$120,073
	Total Water	$120,073
	TOTAL CORPORATE BONDS
	(Cost $52,710,200)	$55,075,585
	FOREIGN GOVERNMENT BONDS - 0.4% of Net Assets
	Chile - 0.1%
300,000	Chile Government International Bond, 3.1%, 5/7/41	$288,978
	Total Chile	$288,978
	Mexico - 0.3%
475,000	Mexico Government International Bond, 4.6%, 2/10/48	$488,552
	Total Mexico	$488,552
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $737,055)	$777,530
Face Amount USD ($)
	INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
	Reinsurance Sidecars - 0.0%†
	Multiperil - Worldwide - 0.0%†
50,000+(f)(g)	Lorenz Re 2018, 7/1/22	$383
25,723+(f)(g)	Lorenz Re 2019, 6/30/22	2,001
		$2,384
	Total Reinsurance Sidecars	$2,384
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $17,667)	$2,384
Principal Amount USD ($)
	MUNICIPAL BOND - 0.0%† of Net Assets(h)
	Municipal General - 0.0%†
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$53,900
	Total Municipal General	$53,900
	TOTAL MUNICIPAL BOND
	(Cost $52,530)	$53,900
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.6% of Net Assets*(b)
	Broadcasting & Entertainment - 0.0%†
63,747	Sinclair Television Group, Inc., Tranche B Term Loan, 2.34% (LIBOR + 225 bps), 1/3/24	$63,224
	Total Broadcasting & Entertainment	$63,224
	Computers & Electronics - 0.0%†
49,793	Energy Acquisition LP, First Lien Initial Term Loan, 4.349% (LIBOR + 425 bps), 6/26/25	$49,533
	Total Computers & Electronics	$49,533
	Diversified & Conglomerate Service - 0.1%
95,750	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$93,630
	Total Diversified & Conglomerate Service	$93,630
	Electronics - 0.1%
170,391	Scientific Games International, Inc., Initial Term B-5 Loan, 2.834% (LIBOR + 275 bps), 8/14/24	$169,784
16,685	Verint Systems, Inc., Refinancing Term Loan, 2.086% (LIBOR + 200 bps), 6/28/24	16,685
	Total Electronics	$186,469
	Forest Products - 0.1%
144,638	Schweitzer-Mauduit International, Inc., Term Loan B, 4.5% (LIBOR + 375 bps), 2/9/28	$144,366
	Total Forest Products	$144,366
	Healthcare, Education & Childcare - 0.1%
106,760	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$105,903
	Total Healthcare, Education & Childcare	$105,903

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	Hotel, Gaming & Leisure - 0.1%
151,343	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 1.837% (LIBOR + 175 bps), 11/19/26	$149,600
	Total Hotel, Gaming & Leisure	$149,600
	Leasing - 0.1%
62,239	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$61,702
183,825	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3.87% (LIBOR + 375 bps), 9/11/23	$181,757
	Total Leasing	$243,459
	Telecommunications - 0.0%†
67,466	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.834% (LIBOR + 175 bps), 3/1/27	$66,737
	Total Telecommunications	$66,737
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $1,111,305)	$1,102,921
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.3% of Net Assets
500,000	Fannie Mae, 1.5%, 10/1/36 (TBA)	$504,766
200,000	Fannie Mae, 2.0%, 10/1/36 (TBA)	205,906
12,288	Fannie Mae, 2.5%, 7/1/30	12,939
13,767	Fannie Mae, 2.5%, 7/1/30	14,474
22,352	Fannie Mae, 2.5%, 7/1/30	23,537
9,008	Fannie Mae, 2.5%, 2/1/43	9,300
40,442	Fannie Mae, 2.5%, 2/1/43	42,086
7,534	Fannie Mae, 2.5%, 3/1/43	7,833
7,781	Fannie Mae, 2.5%, 8/1/43	8,097
7,463	Fannie Mae, 2.5%, 4/1/45	7,729
8,880	Fannie Mae, 2.5%, 4/1/45	9,164
9,621	Fannie Mae, 2.5%, 4/1/45	9,976
20,156	Fannie Mae, 2.5%, 4/1/45	20,872
20,409	Fannie Mae, 2.5%, 4/1/45	21,160
24,418	Fannie Mae, 2.5%, 4/1/45	25,318
28,471	Fannie Mae, 2.5%, 4/1/45	29,456
27,559	Fannie Mae, 2.5%, 8/1/45	28,472
13,000,000	Fannie Mae, 2.5%, 10/1/51 (TBA)	13,396,094
9,499	Fannie Mae, 3.0%, 3/1/29	10,023
46,161	Fannie Mae, 3.0%, 10/1/30	48,962
23,431	Fannie Mae, 3.0%, 8/1/42	25,316
217,858	Fannie Mae, 3.0%, 8/1/42	234,556
54,128	Fannie Mae, 3.0%, 9/1/42	58,134
100,984	Fannie Mae, 3.0%, 11/1/42	108,469
45,834	Fannie Mae, 3.0%, 12/1/42	49,101
47,817	Fannie Mae, 3.0%, 4/1/43	51,227
12,381	Fannie Mae, 3.0%, 5/1/43	13,261
43,203	Fannie Mae, 3.0%, 5/1/43	46,680
100,000	Fannie Mae, 3.0%, 5/1/43	106,679
19,098	Fannie Mae, 3.0%, 8/1/43	20,314
15,589	Fannie Mae, 3.0%, 9/1/43	16,544
15,026	Fannie Mae, 3.0%, 3/1/45	15,948
20,987	Fannie Mae, 3.0%, 4/1/45	22,508
114,427	Fannie Mae, 3.0%, 6/1/45	123,600
2,000,000	Fannie Mae, 3.0%, 10/1/51 (TBA)	2,091,875
11,287	Fannie Mae, 3.5%, 11/1/40	12,281
6,633	Fannie Mae, 3.5%, 10/1/41	7,289
74,438	Fannie Mae, 3.5%, 6/1/42	81,265
34,251	Fannie Mae, 3.5%, 7/1/42	37,193
27,152	Fannie Mae, 3.5%, 8/1/42	29,643
34,408	Fannie Mae, 3.5%, 8/1/42	37,253
63,242	Fannie Mae, 3.5%, 5/1/44	68,468
34,347	Fannie Mae, 3.5%, 12/1/44	37,281
155,692	Fannie Mae, 3.5%, 2/1/45	171,041
83,460	Fannie Mae, 3.5%, 6/1/45	89,831
131,233	Fannie Mae, 3.5%, 8/1/45	145,237
30,193	Fannie Mae, 3.5%, 9/1/45	33,171
41,863	Fannie Mae, 3.5%, 9/1/45	45,029
148,402	Fannie Mae, 3.5%, 9/1/45	162,408
178,122	Fannie Mae, 3.5%, 11/1/45	197,130
40,686	Fannie Mae, 3.5%, 5/1/46	44,405
8,496	Fannie Mae, 3.5%, 10/1/46	9,144
128,916	Fannie Mae, 3.5%, 1/1/47	140,276
161,248	Fannie Mae, 3.5%, 1/1/47	173,716
128,034	Fannie Mae, 3.5%, 12/1/47	136,485
5,800,000	Fannie Mae, 3.5%, 10/1/51 (TBA)	6,136,559
1,000,000	Fannie Mae, 3.5%, 11/1/51 (TBA)	1,058,770
124,346	Fannie Mae, 4.0%, 10/1/40	140,068
15,660	Fannie Mae, 4.0%, 12/1/40	17,640
2,616	Fannie Mae, 4.0%, 11/1/41	2,884
3,530	Fannie Mae, 4.0%, 12/1/41	3,897
1,848	Fannie Mae, 4.0%, 1/1/42	2,037
28,619	Fannie Mae, 4.0%, 1/1/42	31,654
95,246	Fannie Mae, 4.0%, 1/1/42	104,836
24,842	Fannie Mae, 4.0%, 2/1/42	27,346

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
26,555	Fannie Mae, 4.0%, 4/1/42	$29,279
55,552	Fannie Mae, 4.0%, 5/1/42	61,143
73,097	Fannie Mae, 4.0%, 7/1/42	80,832
179,775	Fannie Mae, 4.0%, 8/1/42	199,636
68,087	Fannie Mae, 4.0%, 8/1/43	75,073
51,934	Fannie Mae, 4.0%, 11/1/43	57,784
8,984	Fannie Mae, 4.0%, 4/1/46	9,762
47,682	Fannie Mae, 4.0%, 7/1/46	51,797
92,682	Fannie Mae, 4.0%, 7/1/46	100,735
47,739	Fannie Mae, 4.0%, 8/1/46	51,776
13,997	Fannie Mae, 4.0%, 11/1/46	15,154
24,673	Fannie Mae, 4.0%, 11/1/46	26,709
52,786	Fannie Mae, 4.0%, 4/1/47	57,862
56,836	Fannie Mae, 4.0%, 4/1/47	61,874
10,236	Fannie Mae, 4.0%, 6/1/47	11,208
24,602	Fannie Mae, 4.0%, 6/1/47	26,821
31,802	Fannie Mae, 4.0%, 6/1/47	34,491
40,445	Fannie Mae, 4.0%, 6/1/47	43,734
17,343	Fannie Mae, 4.0%, 7/1/47	18,684
40,068	Fannie Mae, 4.0%, 7/1/47	43,698
79,337	Fannie Mae, 4.0%, 12/1/47	85,313
3,000,000	Fannie Mae, 4.0%, 10/1/51 (TBA)	3,214,219
1,500,000	Fannie Mae, 4.0%, 11/1/51 (TBA)	1,608,809
17,240	Fannie Mae, 4.5%, 11/1/40	19,256
2,551	Fannie Mae, 4.5%, 4/1/41	2,849
50,939	Fannie Mae, 4.5%, 5/1/41	56,980
126,172	Fannie Mae, 4.5%, 5/1/41	141,395
142,960	Fannie Mae, 4.5%, 5/1/41	159,714
292,206	Fannie Mae, 4.5%, 6/1/44	326,367
123,432	Fannie Mae, 4.5%, 5/1/49	135,559
86,303	Fannie Mae, 4.5%, 4/1/50	94,354
7,000,000	Fannie Mae, 4.5%, 10/1/51 (TBA)	7,569,844
3,000,000	Fannie Mae, 4.5%, 11/1/51 (TBA)	3,248,439
42,198	Fannie Mae, 5.0%, 5/1/31	47,557
3,257	Fannie Mae, 5.0%, 6/1/40	3,727
1,863	Fannie Mae, 5.0%, 7/1/40	2,082
3,475	Fannie Mae, 5.5%, 9/1/33	3,999
3,578	Fannie Mae, 5.5%, 12/1/34	4,078
13,763	Fannie Mae, 5.5%, 10/1/35	15,934
2,649	Fannie Mae, 6.0%, 9/1/29	3,020
789	Fannie Mae, 6.0%, 10/1/32	896
2,271	Fannie Mae, 6.0%, 11/1/32	2,551
5,985	Fannie Mae, 6.0%, 11/1/32	6,718
7,407	Fannie Mae, 6.0%, 4/1/33	8,449
2,593	Fannie Mae, 6.0%, 5/1/33	2,912
3,806	Fannie Mae, 6.0%, 6/1/33	4,273
13,105	Fannie Mae, 6.0%, 7/1/34	15,099
1,574	Fannie Mae, 6.0%, 9/1/34	1,780
1,290	Fannie Mae, 6.0%, 7/1/38	1,460
682	Fannie Mae, 6.5%, 4/1/29	766
1,540	Fannie Mae, 6.5%, 1/1/32	1,730
926	Fannie Mae, 6.5%, 2/1/32	1,062
1,509	Fannie Mae, 6.5%, 3/1/32	1,698
2,547	Fannie Mae, 6.5%, 4/1/32	2,861
1,081	Fannie Mae, 6.5%, 8/1/32	1,226
1,741	Fannie Mae, 6.5%, 8/1/32	1,970
17,550	Fannie Mae, 6.5%, 7/1/34	20,147
564	Fannie Mae, 7.0%, 11/1/29	566
687	Fannie Mae, 7.0%, 9/1/30	690
338	Fannie Mae, 7.0%, 7/1/31	348
1,329	Fannie Mae, 7.0%, 1/1/32	1,567
353	Fannie Mae, 7.5%, 2/1/31	412
2,420	Fannie Mae, 8.0%, 10/1/30	2,849
24,060	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	25,389
11,528	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	12,459
19,351	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	20,791
102,651	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	110,302
23,703	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	25,620
39,614	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	42,816
61,600	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	66,576
35,613	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	38,267
99,982	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	108,069
39,664	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	42,613
82,704	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	88,843
26,522	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	28,492
31,726	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	33,660
29,401	Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	31,545

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
8,732	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	$9,504
23,412	Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	25,499
21,929	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	23,890
27,594	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	30,134
116,904	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	127,634
99,842	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	109,006
178,416	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	192,822
115,292	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	126,701
154,547	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	168,723
170,797	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	185,964
200,429	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	218,189
11,857	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	12,808
118,269	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	133,257
73,515	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	80,687
17,482	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	19,098
44,402	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	48,267
59,035	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	64,125
51,607	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	56,129
13,893	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	14,996
31,135	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	34,010
43,306	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	47,403
83,096	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	90,459
83,638	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	90,579
150,745	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	162,951
77,470	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	83,565
13,945	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	15,086
22,357	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	24,175
65,868	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	70,828
187,395	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	203,997
242,815	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	263,662
2	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	2
2,283	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	2,611
2,496	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	2,854
5,253	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	6,013
12,776	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	14,625
6,469	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	7,458
8,737	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	10,175
324	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	364
2,827	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	3,178
3,001	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	3,517
5,491	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	6,436
2,718	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,075
633	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	725
1,650	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	1,854
778	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	887
3,702	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	4,160
1,071	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	1,218
1,679	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	1,887
5,816	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	6,659
2,624	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	3,009
228	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	229
817	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	957
1,333	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	1,523
28,111	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	29,293
987	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	1,127
2,000,000	Government National Mortgage Association, 2.5%, 10/1/51 (TBA)	2,063,438
2,300,000	Government National Mortgage Association, 3.0%, 10/1/51 (TBA)	2,402,063
119,227	Government National Mortgage Association I, 3.5%, 11/15/41	128,352
44,458	Government National Mortgage Association I, 3.5%, 8/15/42	47,808
13,843	Government National Mortgage Association I, 3.5%, 10/15/42	14,782
47,630	Government National Mortgage Association I, 3.5%, 1/15/45	50,858
35,145	Government National Mortgage Association I, 3.5%, 8/15/46	37,510
55,690	Government National Mortgage Association I, 4.0%, 1/15/25	60,037
55,221	Government National Mortgage Association I, 4.0%, 8/15/43	62,687
207,496	Government National Mortgage Association I, 4.0%, 3/15/44	224,548
15,417	Government National Mortgage Association I, 4.0%, 9/15/44	17,117
33,394	Government National Mortgage Association I, 4.0%, 4/15/45	36,642
59,814	Government National Mortgage Association I, 4.0%, 6/15/45	66,043
5,925	Government National Mortgage Association I, 4.0%, 7/15/45	6,496
8,066	Government National Mortgage Association I, 4.0%, 8/15/45	8,930
34,858	Government National Mortgage Association I, 4.5%, 5/15/39	39,875
1,386	Government National Mortgage Association I, 4.5%, 8/15/41	1,569
6,017	Government National Mortgage Association I, 5.5%, 3/15/33	6,736
6,037	Government National Mortgage Association I, 5.5%, 7/15/33	6,993
16,924	Government National Mortgage Association I, 5.5%, 8/15/33	19,630
9,411	Government National Mortgage Association I, 5.5%, 10/15/34	10,634
5,124	Government National Mortgage Association I, 6.0%, 4/15/28	5,875

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)			Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,532		Government National Mortgage Association I, 6.0%, 2/15/29	$5,092
5,952		Government National Mortgage Association I, 6.0%, 9/15/32	6,794
1,279		Government National Mortgage Association I, 6.0%, 10/15/32	1,433
7,899		Government National Mortgage Association I, 6.0%, 11/15/32	9,136
13,311		Government National Mortgage Association I, 6.0%, 11/15/32	14,960
4,018		Government National Mortgage Association I, 6.0%, 1/15/33	4,751
9,872		Government National Mortgage Association I, 6.0%, 12/15/33	11,221
5,654		Government National Mortgage Association I, 6.0%, 8/15/34	6,678
7,683		Government National Mortgage Association I, 6.0%, 8/15/34	8,612
760		Government National Mortgage Association I, 6.5%, 3/15/26	850
913		Government National Mortgage Association I, 6.5%, 6/15/28	1,020
2,289		Government National Mortgage Association I, 6.5%, 6/15/28	2,582
230		Government National Mortgage Association I, 6.5%, 2/15/29	257
2,326		Government National Mortgage Association I, 6.5%, 5/15/29	2,652
6,634		Government National Mortgage Association I, 6.5%, 5/15/29	7,492
16,066		Government National Mortgage Association I, 6.5%, 7/15/31	17,953
2,825		Government National Mortgage Association I, 6.5%, 9/15/31	3,157
5,241		Government National Mortgage Association I, 6.5%, 10/15/31	5,856
1,245		Government National Mortgage Association I, 6.5%, 12/15/31	1,391
2,109		Government National Mortgage Association I, 6.5%, 12/15/31	2,357
309		Government National Mortgage Association I, 6.5%, 4/15/32	347
910		Government National Mortgage Association I, 6.5%, 4/15/32	1,021
711		Government National Mortgage Association I, 6.5%, 6/15/32	794
1,308		Government National Mortgage Association I, 6.5%, 6/15/32	1,462
4,237		Government National Mortgage Association I, 6.5%, 7/15/32	4,741
11,161		Government National Mortgage Association I, 6.5%, 12/15/32	13,031
11,306		Government National Mortgage Association I, 7.0%, 7/15/26	11,712
965		Government National Mortgage Association I, 7.0%, 9/15/27	980
11,645		Government National Mortgage Association I, 7.0%, 2/15/28	12,118
2,689		Government National Mortgage Association I, 7.0%, 11/15/28	2,935
2,218		Government National Mortgage Association I, 7.0%, 1/15/29	2,464
3,034		Government National Mortgage Association I, 7.0%, 6/15/29	3,265
325		Government National Mortgage Association I, 7.0%, 7/15/29	328
1,491		Government National Mortgage Association I, 7.0%, 7/15/29	1,630
553		Government National Mortgage Association I, 7.0%, 12/15/30	563
1,440		Government National Mortgage Association I, 7.0%, 2/15/31	1,468
1,723		Government National Mortgage Association I, 7.0%, 8/15/31	2,041
2,294		Government National Mortgage Association I, 7.0%, 5/15/32	2,304
68		Government National Mortgage Association I, 7.5%, 10/15/22	69
53		Government National Mortgage Association I, 7.5%, 6/15/23	53
1,550		Government National Mortgage Association I, 7.5%, 10/15/29	1,603
4,410		Government National Mortgage Association II, 3.5%, 3/20/45	4,693
5,799		Government National Mortgage Association II, 3.5%, 4/20/45	6,262
12,163		Government National Mortgage Association II, 3.5%, 4/20/45	13,129
18,544		Government National Mortgage Association II, 3.5%, 4/20/45	20,016
50,293		Government National Mortgage Association II, 3.5%, 1/20/46	53,644
24,157		Government National Mortgage Association II, 3.5%, 3/20/46	26,318
97,915		Government National Mortgage Association II, 3.5%, 11/20/46	103,932
11,374		Government National Mortgage Association II, 4.0%, 8/20/39	12,463
14,102		Government National Mortgage Association II, 4.0%, 7/20/42	15,452
183,001		Government National Mortgage Association II, 4.0%, 7/20/44	199,816
17,940		Government National Mortgage Association II, 4.0%, 9/20/44	19,587
20,314		Government National Mortgage Association II, 4.0%, 3/20/46	21,760
60,522		Government National Mortgage Association II, 4.0%, 10/20/46	65,266
41,275		Government National Mortgage Association II, 4.0%, 2/20/48	45,446
50,190		Government National Mortgage Association II, 4.0%, 4/20/48	55,249
5,119		Government National Mortgage Association II, 4.5%, 9/20/41	5,720
29,168		Government National Mortgage Association II, 4.5%, 5/20/43	32,405
93,843		Government National Mortgage Association II, 4.5%, 1/20/44	104,743
62,036		Government National Mortgage Association II, 4.5%, 9/20/44	67,410
23,996		Government National Mortgage Association II, 4.5%, 10/20/44	26,634
49,916		Government National Mortgage Association II, 4.5%, 11/20/44	55,410
160,534		Government National Mortgage Association II, 4.5%, 2/20/48	173,280
6,494		Government National Mortgage Association II, 6.0%, 11/20/33	7,608
1,243		Government National Mortgage Association II, 6.5%, 8/20/28	1,400
2,004		Government National Mortgage Association II, 6.5%, 12/20/28	2,260
1,196		Government National Mortgage Association II, 6.5%, 9/20/31	1,401
1,264		Government National Mortgage Association II, 7.0%, 5/20/26	1,368
3,900		Government National Mortgage Association II, 7.0%, 2/20/29	4,375
617		Government National Mortgage Association II, 7.0%, 1/20/31	721
306		Government National Mortgage Association II, 7.5%, 8/20/27	345
93		Government National Mortgage Association II, 8.0%, 8/20/25	100
15,000,000	(i)	U.S. Treasury Bills, 10/12/21	14,999,893
8,500,000	(i)	U.S. Treasury Bills, 11/23/21	8,499,593
8,500,000	(i)	U.S. Treasury Bills, 11/26/21	8,499,488
15,000,000	(i)	U.S. Treasury Bills, 12/9/21	14,999,274
1,692,037		U.S. Treasury Inflation Indexed Bonds, 0.125%, 1/15/31	1,854,984

Schedule of Investments | 9/30/21 (unaudited) (continued)

Principal Amount USD ($)						Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
341,735		U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51				$372,358
584,671		U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50				654,923
979,766		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48				1,293,151
1,848,687		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49				2,464,603
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $106,967,286)				$108,295,892
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 120.1%
		(Cost $218,805,278)				$223,293,307
Shares			Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
		AFFILIATED ISSUER - 1.5%
		CLOSED-END FUND - 1.5% of Net Assets
321,413	(j)	Pioneer ILS Interval Fund	$—	$—	$32,141	$2,760,934
		TOTAL CLOSED-END FUND
		(Cost $3,263,545)				$2,760,934
		TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.5%
		(Cost $3,263,545)				$2,760,934
		OTHER ASSETS AND LIABILITIES - (21.6)%				$(40,209,554)
		NET ASSETS - 100.0%				$185,844,687

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2021, the value of these securities amounted to $72,131,829, or 38.8% of net assets.
(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*	Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2021.
+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2021.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2021.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2021.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Issued as preference shares.
(g)	Non-income producing security.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc. (the “Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	$ 9,548	$ 383
Lorenz Re 2019	7/10/2019	8,119	2,001
Total Restricted Securities			$ 2,384
% of Net assets			0.0%

Schedule of Investments | 9/30/21 (unaudited) (continued)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
32	U.S. 2 Year Note (CBT)	12/31/21	$ 7,046,000	$ 7,041,750	$ (4,250)
131	U.S. 5 Year Note (CBT)	12/31/21	16,189,446	16,079,227	(110,219)
37	U.S. Ultra Bond (CBT)	12/21/21	7,268,679	7,069,312	(199,367)
			$ 30,504,125	$ 30,190,289	$ (313,836)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
90	U.S. 10 Year Note (CBT)	12/21/21	$ (11,954,375)	$ (11,844,844)	$ 109,531
49	U.S. 10 Year Note (CBT)	12/21/21	(7,235,125)	(7,117,250)	117,875
			$ (19,189,500)	$ (18,962,094)	$ 227,406

TOTAL FUTURES CONTRACTS			$ 11,314,625	$ 11,228,195	$ (86,430)

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
3,490,000	Markit CDX North America High Yield Series 37	Pay	5.00%	12/20/26	$ 5,332	$ (335,583)	$ (330,251)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$ 5,332	$ (335,583)	$ (330,251)
TOTAL SWAP CONTRACT					$ 5,332	$ (335,583)	$ (330,251)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pay quarterly.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,927	$ –	$ –	$ 13,927
Convertible Preferred Stock	2,470,494	–	–	2,470,494
Asset Backed Securities	–	14,117,807	–	14,117,807
Collateralized Mortgage Obligations	–	29,057,571	–	29,057,571
Commercial Mortgage-Backed Securities	–	12,325,296	–	12,325,296
Corporate Bonds	–	55,075,585	–	55,075,585
Foreign Government Bonds	–	777,530	–	777,530
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	2,384	2,384
Municipal Bond	–	53,900	–	53,900
Senior Secured Floating Rate Loan Interests	–	1,102,921	–	1,102,921
U.S. Government and Agency Obligations	–	108,295,892	–	108,295,892
Affiliated Closed-End Fund	–	2,760,934	–	2,760,934
Total Investments in Securities	$ 2,484,421	$ 223,567,436	$ 2,384	$ 226,054,241
Other Financial Instruments
Net unrealized depreciation on futures contracts	$ (86,430)	$ –	$ –	$ (86,430)
Swap contracts, at value	–	(330,251)	–	(330,251)
Total Other Financial Instruments	$ (86,430)	$ (330,251)	$ –	$ (416,681)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 12/31/20	$ 2,290
Realized gain (loss)	--
Change in unrealized appreciation	2,292
Accrued discounts/premiums	--
Purchases	--
Sales	(2,198)
Transfers in to Level 3*	--
Transfers out of Level 3*	–
Balance as of 9/30/21	$ 2,384

Schedule of Investments | 9/30/21 (unaudited) (continued)

* Transfers are calculated on the beginning of period values. During the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2021: $2,292.